Label	Element	Value
BNY Mellon Worldwide Growth Fund, Inc.
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth consistent with the preservation of capital;
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	current income is a secondary goal.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11.23% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	11.23%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of U.S. and foreign companies. The fund focuses on "blue chip" multinational companies with total market values of more than $5 billion. These are large, established, globally managed companies that manufacture and distribute their products and services throughout the world.

In choosing stocks, the fund's sub-adviser, Fayez Sarofim & Co., LLC, first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then seeks companies within these sectors that it believes have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes attribution software and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio.

Under normal circumstances, at least 40% of the fund's assets will be invested in companies that have significant exposure to the economies of countries other than the United States. These are companies that are organized or domiciled in a foreign country or have at least 50% of their assets outside the U.S. or at least 50% of their revenues or profits are from goods produced or sold, investments made, or services performed outside the United States. These companies may be subject to the risks that are involved in investing in foreign securities. The fund also invests in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund focuses on the long-term growth potential of investments, rather than reacting to short-term market movements. The strategy is characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains. The fund typically sells a security when it no longer possesses the characteristics that caused the fund's sub-adviser to own the security for the fund's portfolio. The fund may, from time to time, invest a significant portion (more than 20%) of its assets in securities of companies in certain sectors, such as the information technology sector.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the MSCI World Index, a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table compares the average annual total returns of the fund's shares to those of the MSCI World Index, a broad measure of market performance.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 20.49 Worst Quarter 2020, Q1: (15.53)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon Worldwide Growth Fund, Inc. | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon Worldwide Growth Fund, Inc. | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Worldwide Growth Fund, Inc. | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Worldwide Growth Fund, Inc. | · Risks of stock investing
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

BNY Mellon Worldwide Growth Fund, Inc. | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent the fund's investments are focused in a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

BNY Mellon Worldwide Growth Fund, Inc. | · Blue chip risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Blue chip risk: By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

BNY Mellon Worldwide Growth Fund, Inc. | · ADR risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• ADR risk: ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

BNY Mellon Worldwide Growth Fund, Inc. | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon Worldwide Growth Fund, Inc. | · Market sector risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

BNY Mellon Worldwide Growth Fund, Inc. | · Issuer focus risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Issuer focus risk: Although the fund is classified as "diversified" under the Investment Company Act of 1940, as amended, it may focus its investments in a relatively small number of issuers. The greater the fund's exposure to any single investment or issuer, the greater the losses the fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the fund's shares than if the fund's investments consisted of securities issued by a larger number of issuers.

BNY Mellon Worldwide Growth Fund, Inc. | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goals and cause your fund investment to lose value.
BNY Mellon Worldwide Growth Fund, Inc. | MSCI World Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI World Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.17%
BNY Mellon Worldwide Growth Fund, Inc. | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGROX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.11%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.11%
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	908
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,151
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,849
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	908
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,151
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,849
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.49%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(15.53%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.60%
Annual Return [Percent]	oef_AnnlRtrPct	7.05%
Annual Return [Percent]	oef_AnnlRtrPct	27.04%
Annual Return [Percent]	oef_AnnlRtrPct	(8.67%)
Annual Return [Percent]	oef_AnnlRtrPct	34.90%
Annual Return [Percent]	oef_AnnlRtrPct	24.39%
Annual Return [Percent]	oef_AnnlRtrPct	23.69%
Annual Return [Percent]	oef_AnnlRtrPct	(17.73%)
Annual Return [Percent]	oef_AnnlRtrPct	22.40%
Annual Return [Percent]	oef_AnnlRtrPct	7.98%
Annual Return [Percent]	oef_AnnlRtrPct	13.49%
BNY Mellon Worldwide Growth Fund, Inc. | A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.36%
BNY Mellon Worldwide Growth Fund, Inc. | A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.02%
BNY Mellon Worldwide Growth Fund, Inc. | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.25%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,233
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.42%
BNY Mellon Worldwide Growth Fund, Inc. | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPWRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.16%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,120
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.53%
BNY Mellon Worldwide Growth Fund, Inc. | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Component2 Other Expenses	oef_Component2OtherExpensesOverAssets	0.00%
Component3 Other Expenses	oef_Component3OtherExpensesOverAssets	0.05%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	990
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	82
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	255
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	444
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 990
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.81%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.63%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.